Partnership Units Liability (Details) - Schedule of LP units issued	Dec. 31, 2021 shares
Partnership Units Liability (Details) - Schedule of LP units issued [Line Items]
LP Units issued	37,526,853,000
Class A LP Units and Class B LP Units [Member]
Partnership Units Liability (Details) - Schedule of LP units issued [Line Items]
LP Units issued	19,428,491,000
Class C LP Units [Member]
Partnership Units Liability (Details) - Schedule of LP units issued [Line Items]
LP Units issued	18,098,362,000